Investments - Investment in associated companies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investment in associated companies
Investment in associated companies	$ 82,133	$ 78,937
National Rural Utilities Cooperative Finance Corporation (CFC)
Investment in associated companies
Investment in associated companies	24,068	24,081
CT Parts, LLC
Investment in associated companies
Investment in associated companies	6,568	6,574
Georgia Transmission Corporation
Investment in associated companies
Investment in associated companies	40,806	38,287
Georgia System Operations Corporation
Investment in associated companies
Investment in associated companies	6,500	7,750
Other
Investment in associated companies
Investment in associated companies	$ 4,191	$ 2,245